SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2023	2024
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	220,864	43,087
US dollar denominated bank deposits with financial institutions in the PRC	360	365
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	4,519	867
HK dollar denominated bank deposits with financial institutions in HK SAR	48	27
RMB denominated bank deposits with a financial institution in HK SAR	114	17
US dollar denominated bank deposits with a financial institution in the U.S.	255	259
USD denominated bank deposits with a financial institution in Canada	2	—
CAD denominated bank deposits with a financial institution in Canada	1,402	1,897
Total	227,564	46,519

Schedule of Property, Plant and Equipment, Useful Life

Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of net revenues

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tuition fee	1,384,602	1,372,460	1,168,189
Certification service fee	13,158	3,482	49
Others	4,993	2,885	5,901
Business taxes and surcharges	(2,909)	(3,635)	(3,281)
Total net revenues	1,399,844	1,375,192	1,170,858

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	18,113	6,350	5,933
Services transferred over time	1,381,731	1,368,842	1,164,925
Total net revenues	1,399,844	1,375,192	1,170,858